Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill

	Property, plant and equipment	Land use rights	Right-of-use assets	Intangible assets	Goodwill
	RMB ’million	RMB ’million	RMB ’million	RMB ’million	RMB ’million
Net book amounts at January 1, 2025	803	2,364	295	2,049	19,647
Additions	186	—	70	483	—
Business combinations	—	—	—	1,131	818
Depreciation and amortization	(24)	(37)	(54)	(589)	—
Disposals	(2)	—	(1)	(27)	—

Net book amounts at June 30, 2025	963	2,327	310	3,047	20,465

Net book amounts at January 1, 2026	1,201	2,290	287	2,899	20,521
Additions	273	1	14	277	—
Business combinations	92	—	78	3,399	9,241
Depreciation and amortization	(23)	(37)	(57)	(677)	—
Disposals	(3)	—	—	(3)	(5)

Net book amounts at June 30, 2026	1,540	2,254	322	5,895	29,757